Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Cumulative Preference Shares, nominal value	€ 0.09	€ 0.09
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000	700,000,000
Cumulative Preference Shares, outstanding (actual number of shares)	0	0
Ordinary Shares, nominal value	€ 0.09	€ 0.09
Ordinary shares, authorized (actual number of shares)	699,999,000	699,999,000
Ordinary Shares, outstanding (actual number of shares)	432,935,288	440,852,334
Common Class B [Member]
Ordinary Shares, nominal value	€ 0.01	€ 0.01
Ordinary shares, authorized (actual number of shares)	9,000	9,000
Ordinary Shares, outstanding (actual number of shares)	0	0